CONTRIBUTED EQUITY, Movements in Issued Capital (Details)									9 Months Ended		12 Months Ended
	Dec. 20, 2019 USD ($) $ / shares shares	Jul. 10, 2019 USD ($) shares	Jul. 10, 2019 $ / shares	Feb. 01, 2019 USD ($) shares	Feb. 01, 2019 $ / shares	Dec. 13, 2018 USD ($) shares	Dec. 13, 2018 $ / shares	Jul. 31, 2018 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares									670,380,352	559,030,352
Conversion of performance rights (in shares) | shares				150,000				200,000
Issuance of shares (in shares) | shares		145,000,000		3,409,091		107,590,909
Exercise of incentive options (in shares) | shares	8,939,854
Number of ordinary shares, Closing balance (in shares) | shares									824,320,206		559,030,352
Issue Price [Abstract]
Issuance of shares (in dollars per share) | $ / shares			$ 0.145		$ 0.11		$ 0.11
Exercise of incentive options (in dollars per share) | $ / shares	$ 0
Issue Capital [Abstract]
Issued capital, Opening balance									$ 48,853,707	$ 40,483,348
Conversion of performance rights				$ 20,637				$ 27,828		0
Issuance of shares		$ 14,557,710		$ 271,538		$ 8,560,221			14,557,710	8,831,759
Exercise of incentive options	$ 706,570								0
Share issue costs									(688,880)	$ (509,918)	$ (509,865)
Issued capital, Closing balance									$ 63,429,107		$ 40,483,348